Property and Equipment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment (Textual)
Depreciation expense	$ 0	$ 858	$ 0	$ 2,706